Related Party Notes (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party notes payable consists
Note Name	Contractual Maturity Date	Contractual Interest Rates	Balance as of December 31, 2022	Interest Expense for the Year Ended December 31, 2022	Interest Expense for the Year Ended December 31, 2021
Related party notes - China (1)	December 31, 2023	12.0%	$4,651	$3,879	$3,369
Related party notes - China various other	Due on Demand	-%	3,755	-	-
			$8,406	$3,879	$3,369

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China (1)	Due on Demand	18%	$9,411	$9,411
Related party notes - China various other	Due on Demand	0%	4,244	4,244
Total related party notes payable			$13,655	$13,655

(1)	On December 27, 2022, the Company executed two separate note payable payoff settlement agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), a related party, according to which Chongqing agreed to forgive principal and all outstanding accrued interest. The remaining principal balance was agreed to be payable in five installment payments through December 31, 2023 and the current interest rate was set to 12%.

Scheduled of principal maturities of related party notes payable
Due on demand	$3,755
2023	4,651
$8,406

Scheduled of outstanding principal plus accrued interest and conversion premiums pursuant to the closing of the business combination
	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net Carrying Value at 12/31/2020	Amortization of Discounts & Fair Value Adjustments	Accrued Interest at Settlement	Borrowing	Cash Payments of Principal and Interest	Equity Settlements of Principal and Interest	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Related party note	June 30, 2021	12.00%	$220,690	$657	$73,448	$-	$-	$(294,795)	$-	$-	$8,801
Settlement in the Business Combination:
Related party note	June 30, 2021	12.00%	19,196	-	-	-	-	(19,196)		7,256	-
Related party note	Due on Demand	15.00%	10,000	-	3,708	-	(13,708)	-	-	-	869
Related party notes - NPA tranche	October 9, 2021	10.00%	32,949	163	5,728	-	(27,593)	(11,247)	-	4,257	1,610
Related party notes - China various other	Due on Demand	0% coupon, 10.00% imputed	774	-	-	-	-	(774)	-	292	55
Related party notes - China other	Due on Demand	8.99%	1,407	3	44	-	-	(1,454)	-	550	41
Related party notes - Other	Due on Demand	0.00%	424	-	-	200	(624)	-	-	-	-
Related party notes - Other	June 30, 2021	6.99%	4,110	50	-	-	-	(4,160)	-	1,572	211
Related party notes - Other	June 30, 2021	8.00%	6,417	35	1,195	-	-	(7,647)	-	2,891	321
Related party notes - Other	June 30, 2021	1.52%,8.99%, 8.00%, 2.86%	8,303	137	819	-	-	(9,259)	-	3,500	185
Related party notes - Other	Due on Demand, June 30, 2021	8.99%, 6.99%	1,749	11	378	-	-	(2,138)	-	808	65
Related party notes - Other	June 30, 2021	8.00%	11,578	57	1,693	-	-	(13,328)	-	5,038	515
Subtotal settlements in the Business Combination			96,907	456	13,565	200	(41,925)	(69,203)	-	26,164	3,872
Total			$317,597	$1,113	$87,013	$200	$(41,925)	$(363,998)	$-	$26,164	$12,673